MUNDER MID-CAP CORE GROWTH FUND

Class A, B, C, K, R & Y Shares

Supplement Dated June 27, 2007

to Prospectus Dated October 31, 2006

Investors are advised Geoffrey A. Wilson has been added to the portfolio management team for the Fund.

The following disclosure is added under the heading “Portfolio Management Team” on page 24 of the Prospectus:

Geoffrey A. Wilson, CFA, Senior Portfolio Manager, has been a member of the Fund’s portfolio management team since June 2007. Mr. Wilson also is the lead manager of MCM’s taxable and tax-managed core growth equity investment discipline, and is a member the portfolio management teams for MCM’s mid-capitalization core growth and mid-cap/small-cap blend investment disciplines. He has been a member of the portfolio management team for the Munder Small-Mid Cap Fund since June 2007. From 2002 to June 2007, he was a member of the portfolio management team for the Munder Large-Cap Core Growth Fund. He was one of the founders of MCM, joining the company shortly after its 1985 inception, and has been part of a team managing large-cap core growth and core growth portfolios following a growth-at-a-reasonable-price approach since that time.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MUNDER SMALL-MID CAP FUND

Class A, B, C, K, R & Y Shares

Supplement Dated June 27, 2007

to Prospectus Dated October 31, 2006

Investors are advised Geoffrey A. Wilson has been added to the portfolio management team for the Fund. Mr. Wilson is a member of MCM’s Mid-Cap Core Growth team.

The following disclosure is added under the heading “Portfolio Management Team” on page 21 of the Prospectus:

Geoffrey A. Wilson, CFA, Senior Portfolio Manager, has been a member of the Fund’s portfolio management team since June 2007. Mr. Wilson also is the lead manager of MCM’s taxable and tax-managed core growth equity investment discipline, and is a member the portfolio management teams for MCM’s mid-capitalization core growth and mid-cap/small-cap blend investment disciplines. He has been a member of the portfolio management team for the Munder Mid-Cap Core Growth Fund since June 2007. From 2002 to June 2007, he was a member of the portfolio management team for the Munder Large-Cap Core Growth Fund. He was one of the founders of MCM, joining the company shortly after its 1985 inception, and has been part of a team managing large-cap core growth and core growth portfolios following a growth-at-a-reasonable-price approach since that time.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE